Commitments, contingencies and guarantees - Additional Information (Detail) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Jun. 25, 2015 JPY (¥)	May. 15, 2015 USD ($)	Mar. 31, 2015 USD ($)	Oct. 31, 2014 JPY (¥)	Jul. 25, 2014 EUR (€)	Jul. 15, 2014 EUR (€)	Mar. 31, 2014 EUR (€)	Apr. 30, 2013 JPY (¥)	Apr. 15, 2013 EUR (€)	Mar. 31, 2013 EUR (€)	Aug. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Apr. 30, 2012 JPY (¥)	Nov. 30, 2011 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Apr. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥			¥ 45,000
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries					$ 3,203
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Current estimate of maximum reasonably possible loss | €																						€ 33.8
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Current estimate of maximum reasonably possible loss														$ 35
Action by PT Bank Mutiara Tbk. [Member]
Contingencies
Claim against special purpose company rights																					$ 156
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Compensatory damages with original principal amount issued in offering																				$ 406
Action by the National Credit Union Administration Board [Member]
Contingencies
Compensatory damages with original principal amount issued in offering																	$ 50		$ 83
Action by the Federal Housing Finance Agency [Member]
Contingencies
Compensatory damages with original principal amount issued in offering																		$ 2,046
Order for payment				$ 806
Claim filed by the Madoff Trustee [Member]
Contingencies
Current estimate of maximum reasonably possible loss																$ 21
Action by the Prudential Insurance Company of America [Member]
Contingencies
Amount of residential mortgage-backed securities plaintiffs purchased													$ 183
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Current estimate of maximum reasonably possible loss | €									€ 1,500.0
Damages for unlawful conduct of former directors | €												€ 963.0
Seized assets by Public Prosecutor | €											€ 1,900.0
Coupon payment | €								€ 6.9
Cash and other financial assets | €							€ 98.3
NSC [Member]
Contingencies
Current estimate of maximum reasonably possible loss | ¥						¥ 2,143				¥ 10,247					¥ 5,102
Number of significant clients					5,260,000
Currency-linked structured notes purchased															16
Equity-linked structured notes purchased										11
Other commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥	¥ 18,779	¥ 15,901
Resale agreements | ¥	3,140,000	2,365,000
Repurchase agreements | ¥	1,296,000	771,000
Obligations to return debt and equity securities borrowed without collateral | ¥	¥ 358,000	¥ 259,000